Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related parties [Abstract]
RELATED PARTIES

NOTE 9 — RELATED PARTIES

Current assets – related parties

	March 31,	December 31,
(USD in thousands)	2023	2022
Shareholders of All Weather	$5,901	$4,603
Beijing Fucheng Prospect Technology Co., Ltd	292	267
Loan to Tingo Inc.(1)	8,023	8,099
Shareholders of Guangxi Zhongtong	319	522
	$14,535	$13,491

(1)	Tingo’s loan- as discussed in Note 1.

Current liabilities – related parties

	March 31,	December 31,
(USD in thousands)	2023	2022
Shareholders of Bokefa Petroleum and Gas	$158	$308
Shareholders of All Weather	213	659
Shareholders of Tingo Mobile Limited	46,712	56,539
	$47,083	$57,506

NOTE 17 — RELATED PARTIES

Current assets – related parties

	December 31,	December 31,
	2022	2021
(USD in thousands)
Shareholders of All Weather	$4,603	$3,680
Beijing Fucheng Prospect Technology Co., Ltd	267
Loan to Tingo Inc.(1)	8,099
Convertible loan to Micronet (1)	-	535
Shareholders of Guangxi Zhongtong	522	919
	$13,491	$5,134

(1)	Tingo’s loan- as discussed in Note 13.

Current liabilities – related parties

	December 31,	December 31,
	2022	2021
(USD in thousands)
Shareholders of Bokefa Petroleum and Gas	$308	$-
Shareholders of All Weather	659	4
Shareholders of Tingo Mobile Limited	56,539	-
	$57,506	$4

Darren Mercer, our Chief Executive Officer and a director, presently owns, with certain family members and related parties, approximately one third of the issued and outstanding shares of GFH and is the sole officer and one of three directors of GFH. In addition, prior to the closing the transactions contemplated by the agreement and plan of merger, entered into on November 7, 2019 and amended and restated on April 15, 2020 by and among TINGO GROUP, GFH Intermediate Holdings Ltd., a British Virgin Islands company (“Intermediate”), TINGO GROUP Merger Subsidiary Inc., a British Virgin Islands company and a wholly-owned subsidiary of TINGO GROUP (“Merger Sub”) and GHF as the sole shareholder of Intermediate, pursuant to which the Merger Sub merged with and into Intermediate, with Intermediate continuing as the surviving entity, as a result of which GFH became a wholly owned subsidiary of TINGO GROUP (the “Merger”). Mr. Mercer was the sole officer and director of Intermediate.

On April 2, 2020, Darren Mercer, current board member of the Company, was appointed, the interim Chief Executive Officer of the Company and was given a fee of $25 per month for his services to the Company. Effective on July 1, 2020 the board of directors approved the following consideration  for Darren Mercer: (i) An annual base fee will be $495 per year and, (ii) a signing bonus of $100 and, (iii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time with a target bonus opportunity equal to 100% of the Base Fee, With respect to a Target Bonus for a given year, the Company shall award up to 40% of such Target Bonus, as it so determines, on the basis of Mr.  Mercer’s performance in the first six months of the year and up to the remaining 60% of such Target Bonus on the basis of Mr. Mercer’s performance in the remaining 6 months of the year.  In addition, the Board of Directors may declare and grant a discretionary bonus for Mr. Mercer based on various targets and performance criteria to be established by the Board of Directors. The evaluation of the performance of Mr. Mercer as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board of Directors. On December 21, 2020, the board of directors approve additional $200 bonus. The agreement shall end on the third anniversary of the Start Date. The engagement above was formalized in the foam of independent contractor.

Effective on October 2021, the board of directors approve Darren Mercer (“Executive”) new employment terms as follows: (i) an annual base salary fee will be $800 and, (ii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time. The Target Bonus amount for Executive’s work in the calendar year 2021 shall be $713.  Executive’s Target Bonus opportunities for his work in the calendar years 2022 and 2023 shall be $1,200. The annual bonus under this Section 3(b), if any, shall be payable at the discretion of the Company based on achievement of performance metrics to be established by the Board for each year, including, for calendar years 2022 and 2023. Such metrics shall include goals based on revenue generated Executive’s consulting businesses.  Executive must be employed by the Company on the date of payment in order to earn and receive any above, except in the event of termination without Cause or resignation for Good Reason (as such terms are include In the Agreement).  In addition, the Board may declare and grant a discretionary bonus for Executive based on various targets and performance criteria to be established by the Board. The evaluation of the performance of Executive as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board. In addition, Executive shall be entitled to Health Insurance If available on commercially reasonable terms, based on a health insurance plan to be determined in the Company’s discretion, Key Man Life Insurance (at the Company sole discretion), up to 35 (thirty-five) days of paid vacation per year, subject to the Company’s vacation policies in effect from time-to-time and to those paid public holidays set by the Company. Executive is also entitled to be reimbursed for reasonable and customary business expenses incurred by Executive during employment subject to all terms and conditions of the Company’s expense policies in effect from time to time and for an expense account of $300 for the purposes of: (i) funding an office and accommodations for use of Executive and (ii) paying Executive additional compensation at the rate of $8.33 per month during the Term, as compensation for the additional expense of living overseas for those months in which Executive works for the Company outside the United Kingdom for at least five days.

As of December 31, 2022, Professor Yehezkel (Chezy) Ofir, held options to purchase 30,000 shares, 30,000 options to purchase shares were granted on May 23, 2021 at an exercise price of $1.81 per share. Out of which 22,500 of the options have vested.

As of December 31, 2022, Mr. Robert Benton, held options to purchase 80,000 shares, the options to purchase 80,000 shares were granted to him on May 23, 2021 at an exercise price of $1.81 per share. Out of which 60,000 of the options have vested.

As of December 31, 2022, Mr. John McMillan Scott held options to purchase 160,000 shares, the options to purchase 160,000 shares were granted to him on May 23, 2021 at an exercise price of $1.81 per share. Out of which 120,000 of the options have vested.

On October 6, 2022, the Company extended to Tingo Inc a loan in the principal amount of $23,700 with an interest rate of 5% per year, and which shall amend and restate the loan agreement between TINGO GROUP and Tingo dated September 28, 2022, for a principal amount of $3,700 (the “Previous Loan”). Pursuant to the Amended Purchaser Loan. In October 2022, Tingo Inc loan to Tingo mobile an amount of $15,866.The loan shall be due and payable on May 10, 2024 and bear interest at the rate of five percent (5%) per annum .

On February 5, 2023, the Company granted 720,000 shares of common stock of the Company to certain Directors and employees. The shares were issued pursuant to the 2020 Incentive Plan and 2012 Incentive Plan.

On February 5, 2023, the Company’s Board of Directors (the “Board”) unanimously approved a grant of 3,200,000 Fully vested shares of common stock to Mr. Darren Mercer, the Company’s Chief Executive Officer, in recognition of the completion of the acquisition of Tingo Mobile Limited, which is expected to be transformational for the Company. The size of the award takes into account the improved terms for the Company that were negotiated in October 2022, and also the value Mr Mercer is delivering to the growth of the Company .